Property, Software and Equipment, Net (Tables)	3 Months Ended
Mar. 31, 2025
Property, Software and Equipment, Net [Abstract]
Schedule of Property, Software and Equipment, Net

Property, software and equipment, net, consisted of the following:

	December 31,	March 31,
	2024	2025
Cost
Computer software (i)	$31,534	$31,720
Electronic equipment	13,210	13,301
Vehicles	828	833
Building	691	695
Office equipment and furniture	184	185
Leasehold improvements	22	2
Total	46,469	46,736
Less: accumulated depreciation	(18,805)	(20,188)
Property, software and equipment, net	$27,664	$26,548

(i)	From 2022 onwards, part of hybrid cloud platform developed with the assistance of a third-party cloud service provider were progressively completed and deemed substantially ready for use, and transferred from other non-current assets. Cost of hybrid cloud platform represents the purchase price of the platform and other expenditures incurred to bring the platform into its intended use. The application of the hybrid cloud platform was to improve the IT development capability for internal-used software platforms which provide auto eInsurance service and auto service to customers, and Software-As-A-Service (“SaaS”) products which are provided to business partners as technology services.